Revenue (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customers A [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue in excess of 10%	100.00%	100.00%	64.00%
Customers B [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue in excess of 10%			34.00%
Customers C [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue in excess of 10%			2.00%